Inventories, Net (Details) - Schedule of Movement of Inventory Valuation Allowance - Inventory Write-Down [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Valuation Allowance for Impairment of Recognized Servicing Assets [Line Items]
Beginning balance	$ (274,557)	$ (685,301)
Charged to cost of sales during the year	(188,268)	(369,512)
Written-off		729,979
Foreign currency translation adjustments	14,749	50,277
Ending balance	$ (448,076)	$ (274,557)